OTHER NON-CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Other Liabilities, Noncurrent [Abstract]
Unfavorable contract intangibles	$ 79,597	$ 87,449
Non-current portion of operating lease liability	2,341	2,910
Others	0	3
Other non-current liabilities	$ 81,938	$ 90,362